SHARE-BASED COMPENSATION PLANS	9 Months Ended
Sep. 30, 2011
SHARE-BASED COMPENSATION PLANS [Abstract]
SHARE-BASED COMPENSATION PLANS
7. SHARE-BASED COMPENSATION PLANS

Management Agreement
In order to further align the Manager's interests the Company agreed to issue to the Manager restricted common shares equal to 2% of its outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager is entitled to receive additional restricted common shares to maintain the number of common shares issued to the Manager at 2% of total outstanding common shares. During the nine months ended September 30, 2011, the Company did not issue any restricted shares to the Manager. For the nine months ended September 30, 2010, the Company issued to the Manager 93,878 restricted shares at an average fair value of $30.24. These restricted shares are non-transferable for three years from issuance. In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, on October 24, 2011, 4,612 restricted shares were issued to the Manager.

2004 Stock Incentive Plan
As of December 31, 2010 the Company had a share-based compensation plan that had been active since 2004. The plan was cancelled in 2011. Total compensation cost related to the 2004 Stock Incentive Plan was $0.06 million for the year ended December 31, 2010, and was recorded within “General and Administrative expense” in the Statement of Operations. All the restricted shares to employees and non-employees had vested by the end of 2010.

Equity Incentive Plan 2011
In 2011 the Board of Directors decided to establish a new incentive plan involving a maximum of 400,000 restricted shares of which all 400,000 shares have been allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board. These allocated shares constitute 0.8% of the outstanding shares of the Company. The vesting period is 4 year cliff vesting period for 326,000 shares and 5 year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee leaves the Company before that time. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights. The Board considers this arrangement to be in the best interests of the Company.

Restricted Shares to Employees and Directors and to Non-Employees
Under the terms of the Plan 400,000 shares of restricted stock awards were granted to certain employees and Directors and to non-employees during 2011. Of these shares, 326,000 restricted shares were granted on February 23, 2011, at a grant date fair value of $23.88 per share, and 74,000 restricted shares were granted on August 5, 2011, at a grant date fair value of $18.05 per share.

The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of restricted shares granted to employees is measured at grant date and the fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date.

The shares are considered restricted as the shares vest after a period of four years and five years. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights.

The total of 326,000 restricted shares will be fully vested in March 2015, and 74,000 restricted shares will be fully vested in August 2016.

The compensation cost for employees, Directors and non-employees is recognized on a straight-line basis over the vesting period and is presented as part of the general and administrative expenses. The total compensation cost related to restricted shares under the plan for the nine months ending September 30, 2011 was $1.0 million. The intrinsic value of restricted shares outstanding at September 30, 2011 was $5.8 million.

At September 30, 2011, there were 400,000 restricted shares outstanding at a weighted-average grant date fair value of $23.88 for employees and Directors and of $22.06 for non-employees. As of September 30, 2011, unrecognized compensation cost related to unvested restricted shares aggregated $7.3 million, which will be recognized over a weighted period of 3.67 years.

The tables below summarize the Company's restricted stock awards as of September 30, 2011:

	Restricted shares -Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at September 30, 2011	163,000	$23.88	237,000	$22.06

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The tables below summarize the Company's restricted stock awards as of December 31, 2010:

	Restricted shares - Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-